Amounts Due From Former Group Companies (Tables)	12 Months Ended
Dec. 31, 2022
Amounts Due From Former Group Companies [Abstract]
Schedule of Amounts Due From Former Group Companies
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Amounts due from former group companies - net	7,829,668	-